Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Held-to-maturity securities, fair value	$ 53,741		$ 54,004
Preferred stock, par value	$ 0		$ 0
Preferred stock, liquidation value	$ 10,000		$ 10,000
Preferred stock, shares authorized	1,000,000		1,000,000
Preferred stock, shares issued	10,000		10,000
Preferred stock, shares outstanding	10,000		10,000
Common stock, par value	$ 0		$ 0
Common stock shares authorized	10,000,000	[1]	10,000,000	[1]
Common stock shares issued	7,756,411		4,862,875

[1]	(1) On February 26, 2015, shareholders approved the Articles of Amendment to the Company's Charter to increase the number of authorized shares of the Corporation's Common Stock from 10,000,000 to 20,000,000.